Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(k) Savings Plan and Trust
Fair Value Measurements
Fair Value Measurements

4.Fair Value Measurements

Fair value is defined as the price that would be received by the Plan for an asset or paid by the Plan to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date in the Plan’s principal or most advantageous market for the asset or liability.  The fair value hierarchy established also requires the Plan to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.  The hierarchy places the highest priority on unadjusted quoted market prices in active markets for identical assets or liabilities (level 1 measurements) and gives the lowest priority to unobservable inputs (level 3 measurements).  The three levels of inputs within the fair value hierarchy are defined as follows:

Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the Plan has the ability to access as of the measurement date.

Level 2: Significant other observable inputs other than level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

Level 3: Significant unobservable inputs that reflect the Plan’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

In many cases, a valuation technique used to measure fair value includes inputs from multiple levels of the fair value hierarchy.  The lowest level of significant input determines the placement of the entire fair value measurement in the hierarchy.

The Plan’s policy is to recognize transfers between levels of the fair value hierarchy as of the end of the reporting period.

The following descriptions of the valuation methods and assumptions used by the Plan to estimate the fair values of investments apply to investments held directly by the Plan.

Registered investment companies and Company stock:  The fair values of Registered investment companies and Company stock investments are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs).

Common/Collective trusts:  The fair values of participation units held in the common/collective trusts are based on their net asset values (“NAV”), as reported by the managers of the common/collective trusts and as supported by the fair value of the trusts’ underlying net assets, and by the unit prices of actual purchase and sale transactions occurring as of or close to the financial statement date.  The investment objectives and underlying investments of the common/collective trusts vary.

The Plan invests in various common/collective trusts within the Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans, including the Diversified Equity Portfolio and Strategic Dividend Fund common/collective trusts (“equity” funds) which are comprised of a diversified portfolio of common stocks, both domestic and international, as well as open-ended mutual funds.  The Bond Fund common/collective trust (“bond” fund) invests in individual fixed income securities issued by the U.S. Government, government agencies, and corporations.  In addition, there is an asset allocation collective trust, the Balanced Fund, that is comprised primarily of a different mix of the equity and bond funds discussed above.  Each of the common/collective trusts discussed above provides for daily redemptions by the Plan at reported net asset value per unit.  In the event the Plan was to initiate a full redemption of the collective trusts, the investment advisor will ensure that securities liquidations will be carried out in an orderly manner.

The Plan also invests in the Federated Capital Preservation Trust Fund common/collective trust (the Stable Value fund) which holds guaranteed investment contracts (traditional GICs), separate account guaranteed investment contracts (separate account GICs) and synthetic guaranteed investment contracts (synthetic GICs).  Participants may purchase units of the Stable Value fund daily based on the established unit value of $10.00.  Participants may redeem units of the Stable Value fund for the purpose of funding a benefit payment, funding a participant note receivable, honoring an employee-directed transfer of the employee’s interest in the Plan to another investment election that is a noncompeting investment, or paying trustee fees.  Participants may make withdrawals from the Stable Value fund for other purposes generally only upon 12 months’ advance written notice to the trustee.

There were no unfunded commitments related to the common/collective trusts at December 31, 2025 or 2024.

Money market accounts:  Fair values are estimated to approximate deposit account balances, payable on demand, as no discounts for credit quality or liquidity were determined to be applicable (Level 2 inputs).

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values.  Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Investments measured at fair value on a recurring basis are summarized below:

	December 31, 2025
	Level 1	Level 2	Level 3	Total

Registered investment companies	$64,595,143	$-	$-	$64,595,143
Company stock	12,587,426	-	-	12,587,426
Money market account	-	402	-	402
	$77,182,569	$402	$-	77,182,971

Investments measured at NAV - Common/collective trusts:
Diversified Equity Portfolio				12,269,037
Strategic Dividend Fund				5,531,072
Bond Fund				6,225,407
Balanced Fund				10,702,191
Stable Value Fund				5,673,161
Total investments measured at fair value				$117,583,839

	December 31, 2024
	Level 1	Level 2	Level 3	Total

Registered investment companies	$52,041,333	$-	$-	$52,041,333
Company stock	12,519,200	-	-	12,519,200
Money market account	-	434	-	434
	$64,560,533	$434	$-	64,560,967

Investments measured at NAV - Common/collective trusts:
Diversified Equity Portfolio				10,807,035
Strategic Dividend Fund				4,516,901
Bond Fund				5,937,597
Balanced Fund				8,755,412
Stable Value Fund				4,727,246
Total investments measured at fair value				$99,305,158